Fair Value of Financial Instruments, Fair Values Assumptions (FY) (Details)		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2022
Valuation Technique and Input, Description [Abstract]
Dates and probability of future equity raises	various	various
Risk-Free Interest Rate, Adjusted for Continuous Compounding [Member]
Valuation Technique and Input, Description [Abstract]
Measurement input	0.0416	0.0397
Term [Member]
Valuation Technique and Input, Description [Abstract]
Term	6 years 2 months 4 days	6 years 1 month 9 days
Expected Volatility [Member]
Valuation Technique and Input, Description [Abstract]
Measurement input	1.415	1.453